Net (loss)/income per ordinary share	12 Months Ended
Dec. 31, 2022
Net (loss)/income per ordinary share
Net (loss)/income per ordinary share

20.Net (loss)/income per ordinary share

Basic net (loss)/income per ordinary share is the amount of net (loss)/income available to each share of ordinary shares outstanding during the reporting period. Diluted net (loss)/income per share is the amount of net (loss)/income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary equivalent shares.

Pursuant to the Second Reorganization Agreements, the Company effected a share split by issuing additional 143,681,555 shares to Relx Inc. on November 25, 2020. On January 11, 2021, the Company effected a share split to subdivide each of its authorized ordinary shares into ten ordinary shares (Refer to Note 1(b)(iii)). The effects of the share splits in November 2020 and January 2021 were retrospectively presented on January 2, 2018 (date of inception), including in calculating the net (loss)/income per ordinary share.

20.Net (loss)/income per ordinary share (Continued)

For the years ended December 31, 2020, 2021 and 2022, the basic and diluted net (loss)/income per ordinary share reflecting the effects of the share splits are presented as follows.

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net (loss)/income attributable to RLX Technology Inc.	(128,101)	2,024,713	1,441,219
Numerator for basic and diluted net (loss)/income per ordinary share	(128,101)	2,024,713	1,441,219
Denominator:
Weighted average number of ordinary shares(a)	1,436,815,570	1,401,371,494	1,319,732,802
Denominator used for net (loss)/income per ordinary share - basic	1,436,815,570	1,401,371,494	1,319,732,802
Adjustments for dilutive options and RSUs	—	8,319,385	8,411,290
Denominator for net (loss)/income per ordinary share - diluted	1,436,815,570	1,409,690,879	1,328,144,092
Net (loss)/income per ordinary share
- Basic	(0.089)	1.445	1.092
- Diluted	(0.089)	1.436	1.085
(a)	The shares repurchased by the company are excluded from the number of shares outstanding for purposes of computing basic and diluted earnings per share in accordance with ASC 260.